Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Property Plant And Equipment [Abstract]
Property and Equipment

3. Property and Equipment

Property and equipment consists of the following (in thousands):

	September 30, 2013	December 31, 2012
Machinery and equipment	$1,092	$1,072
Computer equipment	321	347
Office equipment	225	225
Leasehold improvements	839	830

	2,477	2,474
Less: accumulated depreciation and amortization	(1,626)	(1,340)

Property and equipment, net	$851	$1,134

Depreciation expenses for the three and nine months ended September 30, 2013 were $100,000 and $301,000 respectively. During the same periods in the prior year, depreciation expenses were $106,000 and $320,000, respectively.

3. Property and Equipment

Property and equipment consists of the following (in thousands):

	December 31, 2012	December 31, 2011
Machinery and equipment	$1,072	$969
Computer equipment	347	358
Office equipment	225	217
Leasehold improvements	830	816

	2,474	2,360
Less: accumulated depreciation and amortization	(1,340)	(940)

Property and equipment, net	$1,134	$1,420

Depreciation expense for the years ended December 31, 2012 and 2011 were $420,000 and $417,000, respectively.